UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2017 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.9%
Bank of Montreal:
1-month LIBOR plus 0.200%, 1.438% *, 7/12/2018	8,000,000	8,000,000
1-month LIBOR plus 0.540%, 1.777% *, 1/11/2018	5,320,000	5,320,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.15%, 11/7/2017	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 1-month LIBOR plus 0.190%, 1.429% *, 5/22/2018	8,425,000	8,425,000
DZ Bank AG, 1.51%, 4/23/2018	5,000,000	5,000,000
Oversea-Chinese Banking Corp., Ltd., 1-month LIBOR plus 0.120%, 1.36% *, 2/26/2018	5,000,000	5,000,000
Svenska Handelsbanken AB, 1-month LIBOR plus 0.120%, 1.355% *, 12/8/2017	12,500,000	12,500,000
Swedbank AB:
1.16%, 11/2/2017	28,700,000	28,700,000
1.16%, 11/3/2017	10,000,000	10,000,000
U.S. Bank NA, 1.4%, 3/20/2018	5,000,000	5,000,000
Wells Fargo Bank NA, 1-month LIBOR plus 0.560%, 1.797% *, 1/18/2018	10,000,000	10,000,000
Westpac Banking Corp., 1-month LIBOR plus 0.320%, 1.555% *, 3/8/2018	8,500,000	8,500,000
Total Certificates of Deposit and Bank Notes (Cost $116,445,000)		116,445,000
Commercial Paper 54.4%
Issued at Discount ** 38.5%
Albion Capital LLC, 1.308%, 11/27/2017	10,000,000	9,990,683
ANZ New Zealand International Ltd., 144A, 1.419%, 1/19/2018	2,138,000	2,131,432
Bank Nederlandse Gemeenten, 144A, 1.404%, 1/31/2018	15,000,000	14,947,485
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.166%, 11/6/2017	16,100,000	16,097,428
BPCE SA, 144A, 1.394%, 11/10/2017	15,000,000	14,994,844
Bunge Asset Funding Corp.:
144A, 1.348%, 11/1/2017	35,000,000	35,000,000
144A, 1.369%, 11/1/2017	300,000	300,000
Coca-Cola Co., 144A, 1.46%, 8/13/2018	8,000,000	7,908,800
DBS Bank Ltd.:
144A, 1.399%, 1/19/2018	6,549,000	6,529,167
144A, 1.419%, 2/1/2018	6,500,000	6,476,744
DNB Bank ASA, 144A, 1.166%, 11/7/2017	10,000,000	9,998,083
Erste Abwicklungsanstalt, 144A, 1.374%, 1/16/2018	15,000,000	14,957,092
ING U.S. Funding LLC, 1.419%, 2/5/2018	10,412,000	10,373,129
Kells Funding LLC:
1.43%, 3/2/2018	15,000,000	14,928,913
1.48%, 3/12/2018	7,000,000	6,962,811
Liberty Street Funding LLC:
144A, 1.338%, 12/22/2017	10,000,000	9,981,300
144A, 1.379%, 11/7/2017	10,000,000	9,997,733
144A, 1.419%, 1/30/2018	6,500,000	6,477,250
Matchpoint Finance PLC, 144A, 1.217%, 11/1/2017	32,244,000	32,244,000
MetLife Short Term Funding LLC, 144A, 1.318%, 12/4/2017	7,500,000	7,491,063
Natixis, 1.095%, 11/1/2017	17,000,000	17,000,000
Nederlandse Waterschapsbank NV, 144A, 1.419%, 2/27/2018	7,500,000	7,465,583
NRW.Bank, 144A, 1.419%, 3/5/2018	7,500,000	7,463,833
Ontario Teachers Finance Trust:
144A, 1.379%, 1/5/2018	7,650,000	7,631,215
144A, 1.48%, 5/1/2018	7,006,000	6,954,572
Thunder Bay Funding LLC, 144A, 1.359%, 12/22/2017	7,000,000	6,986,712
United Overseas Bank Ltd., 144A, 1.46%, 2/20/2018	9,837,000	9,793,324
		301,083,196
Issued at Par * 15.9%
ASB Finance Ltd.:
144A, 1-month LIBOR plus 0.090%, 1.328%, 12/6/2017	8,500,000	8,499,824
144A, 1-month LIBOR plus 0.380%, 1.615%, 11/9/2017	4,000,000	4,000,000
144A, 1-month LIBOR plus 0.460%, 1.699%, 2/15/2018	10,140,000	10,140,000
Bank of Nova Scotia, 144A, 3-month LIBOR plus 0.140%, 1.496%, 4/11/2018	8,000,000	8,000,000
Bedford Row Funding Corp.:
144A, 1-month LIBOR plus 0.120%, 1.359%, 2/21/2018	5,000,000	4,999,844
144A, 1-month LIBOR plus 0.270%, 1.508%, 4/12/2018	9,322,000	9,322,000
BNZ International Funding Ltd., 144A, 1-month LIBOR plus 0.180%, 1.418%, 7/9/2018	14,500,000	14,500,000
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.160%, 1.397%, 1/18/2018	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, 3-month LIBOR plus 0.340%, 1.657%, 12/1/2017	5,215,000	5,215,000
Crown Point Capital Co., LLC:
144A, 1-month LIBOR plus 0.200%, 1.435%, 4/10/2018	8,000,000	8,000,000
144A, 1-month LIBOR plus 0.300%, 1.539%, 3/23/2018	12,500,000	12,500,000
HSBC Bank PLC, 144A, 1-month LIBOR plus 0.240%, 1.479%, 12/22/2017	7,500,000	7,500,000
Ontario Teachers Finance Trust, 144A, 1-month LIBOR plus 0.120%, 1.358%, 2/5/2018	7,350,000	7,349,804
Oversea-Chinese Banking Corp., Ltd.:
144A, 1-month LIBOR plus 0.150%, 1.385%, 11/1/2017	10,000,000	10,000,000
144A, 1-month LIBOR plus 0.170%, 1.408%, 2/12/2018	8,750,000	8,750,000
		123,776,472
Total Commercial Paper (Cost $424,859,668)		424,859,668
Short-Term Notes 1.0%
Wal-Mart Stores, Inc., 5.498% *, 6/1/2018 (Cost $7,683,003)	7,500,000	7,683,003
Government & Agency Obligations 3.2%
U.S. Government Sponsored Agencies 1.3%
Federal Farm Credit Bank, 1-month LIBOR plus 0.170%, 1.408% *, 3/8/2018	10,000,000	9,999,820
U.S. Treasury Obligations 1.9%
U.S. Treasury Floating Rate Note, 3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.38% *, 1/31/2018	15,000,000	15,000,829
Total Government & Agency Obligations (Cost $25,000,649)		25,000,649
Time Deposit 4.7%
Credit Agricole SA, 1.07%, 11/1/2017 (Cost $36,683,998)	36,683,998	36,683,998
Municipal Bonds and Notes 13.1%
District of Columbia, Water & Sewer Authority, TECP, 1.2%, 11/7/2017, LOC: Landesbank Hessen-Thuringen	26,000,000	26,000,000
Jets Stadium Development, 144A, 1.25%, 11/7/2017***	22,835,000	22,835,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 1.05% ***, 11/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	5,500,000	5,500,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 1.15% ***, 11/7/2017, LOC: TD Bank NA	10,075,000	10,075,000
University of California, State Revenues, Series Z-1, 1.15% ***, 11/7/2017	37,900,000	37,900,000
Total Municipal Bonds and Notes (Cost $102,310,000)		102,310,000
Repurchase Agreements 8.8%
JPMorgan Securities, Inc., 1.547%, dated 4/27/2016, to be repurchased at $30,828,934 on 1/30/2018 (a) (b)	30,000,000	30,000,000
Wells Fargo Bank, 1.06%, dated 10/31/2017, to be repurchased at $39,001,148 on 11/1/2017 (c)	39,000,000	39,000,000
Total Repurchase Agreements (Cost $69,000,000)		69,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $781,982,318)	100.1	781,982,318
Other Assets and Liabilities, Net	(0.1)	(859,422)
Net Assets	100.0	781,122,896

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of October 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2017. Maturity date reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
122,040,767	Bayview Opportunity Master Fund	4.522	1/28/2055	14,167,356
400,820	CIT Education Loan Trust	1.418	3/25/2042	377,718
1,956	JPMorgan Chase Commercial Mortgage Securities Trust	6.138	4/17/2045	1,964
3,055,573	Navient Student Loan Trust	1.938	2/25/2070	3,030,893
1,800,395	PHEAA Student Loan Trust	2.188	11/25/2065	1,833,406
5,000,000	SLM Private Credit Student Loan Trust	1.56	12/16/2041	4,726,786
5,083,994	SLM Student Loan Trust	1.477-2.52	7/26/2021-12/15/2033	5,140,998
24,148	SoFi Professional Loan Program LLC	2.42	3/25/2030	24,151
323,230	Student Loan Consolidation Center Student Loan Trust	2.458	10/25/2027	327,586
1,414,047	United Auto Credit Securitization Trust	1.67-1.89	9/10/2018-5/10/2019	1,414,780
Total Collateral Value				31,045,638

(b) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of October 31, 2017. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(c) Collateralized by $37,724,636 Federal National Mortgage Association, 4.0%, maturing on 6/1/2047 with a value of $39,780,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$712,982,318	$—	$712,982,318
Repurchase Agreements	—	69,000,000	—	69,000,000
Total	$—	$781,982,318	$—	$781,982,318

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2017